Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash in hand and at banks	$ 262,276	$ 97,757
Short term investment funds		4,000
Restricted cash	305	0
Cash and cash equivalents	$ 262,581	$ 101,757